Derivatives - Fair value hedges - Hedging instrument by hedged risk (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	76,879	56,726
Carrying amount, assets	£ 918	£ 435
Carrying amount, liabilities	£ 1,133	£ 876
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	32,750	26,649
Carrying amount, assets	£ 849	£ 428
Carrying amount, liabilities	(1,078)	(799)
Change in fair value	£ (359)	£ 981
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	75,080	56,144
Carrying amount, assets	£ 856	£ 433
Carrying amount, liabilities	£ 1,116	£ 819
Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	32,749	26,649
Derivatives | Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	32,750	26,649
Carrying amount, assets	£ 849	£ 428
Carrying amount, liabilities	(1,078)	(799)
Change in fair value	£ (359)	£ 981